Long-Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2015
Long-term Bank Loans [Abstract]
Schedule of Long Term Debt
	Interest rate per	12-31-2015		12-31-2014
Lender	annum	RMB	US$	RMB

LONG-TERM LOANS
Weifang Dongfang State-owned Assets Management Co., Ltd.
- October 19, 2009 to October 18, 2017	4.41%	6,650	1,026	10,000
		6,650	1,026	10,000
Less: amounts classified as short-term loan		-	-	-
Less: long-term loan, current portion		(3,350)	(517)	(3,350)
Long-term Loan		3,300	509	6,650

Schedule of Bank Loans Outstanding
	December 31,2015		December 31,2014	December 31,2013
Secured by:	RMB	US$	RMB	RMB
Property plant and equipment, Land use right				105,000
Bills receivable	-	-	-	-
Guarantee company	6,650	1,026	10,000	10,000
Restricted cash		-		-
	6,650	1,026	10,000	115,000

Schedule of Long-Term Bank Loans Maturity
	RMB	US$
Fiscal 2016	3,350	517
Fiscal 2017	3,300	509
Fiscal 2018	-	-
Fiscal 2019	-	-
Fiscal 2010	-	-